NORTHERN LIGHTS VARIABLE TRUST

July 27, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Variable Trust	-	TOPS® Conservative ETF Portfolio
TOPS® Balanced ETF Portfolio
TOPS® Moderate Growth ETF Portfolio
TOPS® Growth ETF Portfolio
TOPS® Aggressive Growth ETF Portfolio
TOPS® Managed Risk Balanced ETF Portfolio
TOPS® Managed Risk Moderate Growth ETF Portfolio
TOPS® Managed Risk Growth ETF Portfolio

Post Effective Amendment No. 152 to the Registration Statement on Form N-1A (File No. 333- 131820, CIK No. 0001352621)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Variable Trust (the “Trust”), on behalf of TOPS® Conservative ETF Portfolio, TOPS® Balanced ETF Portfolio, TOPS® Moderate Growth ETF Portfolio, TOPS® Growth ETF Portfolio, TOPS® Aggressive Growth ETF Portfolio, TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, and TOPS® Managed Risk Growth ETF Portfolio pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendment to the Trust’s registration statement on Form N-1A (the “Amendment”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
TOPS® Conservative ETF Portfolio TOPS® Balanced ETF Portfolio TOPS® Moderate Growth ETF Portfolio TOPS® Growth ETF Portfolio TOPS® Aggressive Growth ETF Portfolio TOPS® Managed Risk Balanced ETF Portfolio TOPS® Managed Risk Moderate Growth ETF Portfolio TOPS® Managed Risk Growth ETF Portfolio	152	0001580642-15-003042	July 17, 2015

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2633.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Assistant Secretary